OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
OTHER CURRENT ASSETS

15.	OTHER CURRENT ASSETS

(in thousands of $)	2018	2017
Prepaid expenses	4,285	3,045
Other receivables	14,435	3,002
	18,720	6,047